02059381

1-31265

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Cert Amx

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1000

October 24, 2002

RECD S.E.C.
OCT 2 4 2002

Ms. Krista M. Hughes
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Ms. Hughes:

This is to certify that on October 24, 2002, The American Stock Exchange, Inc. (the "Exchange") received from PlanetCAD, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.01 par value.

We further certify that the above described securities have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the 8-A concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Collin Marshall
Director, Listing of Additional Shares &
Corporate Actions
Listing Qualifications Department

PROCESSED
OCT 3 1 2002
THOMSON
FINANCIAL